UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-8314
Schwab Annuity Portfolios
(Exact name of registrant as specified in charter)
211 Main Street, San Francisco, California 94105
(Address of principal executive offices)      (Zip code)
Marie Chandoha
Schwab Annuity Portfolios
211 Main Street, San Francisco, California 94105
(Name and address of agent for service)
Registrant’s telephone number, including area code: (415) 636-7000
Date of fiscal year end: December 31
Date of reporting period: September 30, 2012

Item 1. Schedule of Investments.

Schwab Annuity Portfolios
Schwab S&P 500 Index Portfolio

Portfolio Holdings as of September 30, 2012 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

			Cost	Value
Holdings by Category			($)	($)

99.3%		Common Stock	86,276,641	140,857,586
0.7%		Short-Term Investments	940,440	940,444

100.0%		Total Investments	87,217,081	141,798,030
0.2%		Collateral Invested for Securities on Loan	334,447	334,447
(0	.2)%	Other Assets and Liabilities, Net		(273,437)

100.0%		Net Assets		141,859,040

	Number	Value
Security	of Shares	($)

Common Stock 99.3% of net assets

Automobiles & Components 0.6%
BorgWarner, Inc. *	1,200	82,932
Ford Motor Co.	41,712	411,280
Harley-Davidson, Inc.	2,456	104,061
Johnson Controls, Inc.	7,500	205,500
The Goodyear Tire & Rubber Co. *	2,600	31,694

		835,467

Banks 2.9%
BB&T Corp.	7,720	255,995
Comerica, Inc.	2,130	66,137
Fifth Third Bancorp	9,805	152,076
First Horizon National Corp.	3,110	29,949
Hudson City Bancorp, Inc.	5,700	45,372
Huntington Bancshares, Inc.	9,356	64,556
KeyCorp	10,300	90,022
M&T Bank Corp.	1,371	130,464
People’s United Financial, Inc.	3,700	44,918
PNC Financial Services Group, Inc.	5,811	366,674
Regions Financial Corp.	15,227	109,787
SunTrust Banks, Inc.	5,800	163,966
U.S. Bancorp	20,699	709,976
Wells Fargo & Co.	53,658	1,852,811
Zions Bancorp	2,008	41,475

		4,124,178

Capital Goods 7.5%
3M Co.	6,930	640,471
Caterpillar, Inc.	7,180	617,767
Cooper Industries plc	1,800	135,108
Cummins, Inc.	1,900	175,199
Danaher Corp.	6,352	350,313
Deere & Co.	4,340	358,007
Dover Corp.	2,000	118,980
Eaton Corp.	3,680	173,917
Emerson Electric Co.	7,860	379,402
Fastenal Co.	2,852	122,607
Flowserve Corp.	600	76,644
Fluor Corp.	1,900	106,932
General Dynamics Corp.	3,610	238,693
General Electric Co.	115,468	2,622,278
Honeywell International, Inc.	8,537	510,086
Illinois Tool Works, Inc.	4,644	276,179
Ingersoll-Rand plc	3,100	138,942
Jacobs Engineering Group, Inc. *	1,400	56,602
Joy Global, Inc.	1,100	61,666
L-3 Communications Holdings, Inc.	1,100	78,881
Lockheed Martin Corp.	2,930	273,603
Masco Corp.	3,910	58,845
Northrop Grumman Corp.	2,754	182,948
PACCAR, Inc.	3,894	155,857
Pall Corp.	1,200	76,188
Parker Hannifin Corp.	1,635	136,653
Pentair, Ltd. *	1,000	44,510
Precision Castparts Corp.	1,600	261,344
Quanta Services, Inc. *	2,300	56,810
Raytheon Co.	3,610	206,348
Rockwell Automation, Inc.	1,490	103,629
Rockwell Collins, Inc.	1,600	85,824
Roper Industries, Inc.	1,100	120,879
Snap-on, Inc.	600	43,122
Stanley Black & Decker, Inc.	1,823	139,004
Textron, Inc.	3,000	78,510
The Boeing Co.	7,396	514,910
United Technologies Corp.	9,130	714,788
W.W. Grainger, Inc.	600	125,022
Xylem, Inc.	2,000	50,300

		10,667,768

Commercial & Professional Supplies 0.7%
Avery Dennison Corp.	1,100	35,002
Cintas Corp.	1,157	47,958
Equifax, Inc.	1,300	60,554
Iron Mountain, Inc.	1,900	64,809
Pitney Bowes, Inc. (c)	2,300	31,786
R.R. Donnelley & Sons Co. (c)	2,060	21,836
Republic Services, Inc.	3,236	89,022
Robert Half International, Inc.	1,550	41,277
Stericycle, Inc. *	900	81,468
The Dun & Bradstreet Corp.	500	39,810
Tyco International Ltd.	5,000	281,300
Waste Management, Inc.	4,727	151,642

		946,464

Consumer Durables & Apparel 1.0%
Coach, Inc.	3,100	173,662
D.R. Horton, Inc.	3,000	61,920
Fossil, Inc. *	600	50,820

 Schwab S&P 500 Index Portfolio

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Harman International Industries, Inc.	800	36,928
Hasbro, Inc.	1,275	48,667
Leggett & Platt, Inc.	1,600	40,080
Lennar Corp., Class A	1,800	62,586
Mattel, Inc.	3,700	131,276
Newell Rubbermaid, Inc.	3,124	59,637
NIKE, Inc., Class B	4,020	381,538
PulteGroup, Inc. *	3,665	56,807
Ralph Lauren Corp.	700	105,861
VF Corp.	910	145,018
Whirlpool Corp.	833	69,064

		1,423,864

Consumer Services 1.9%
Apollo Group, Inc., Class A *	1,327	38,549
Carnival Corp.	4,822	175,714
Chipotle Mexican Grill, Inc. *	342	108,599
Darden Restaurants, Inc.	1,390	77,493
H&R Block, Inc.	3,000	51,990
International Game Technology	3,400	44,506
Marriott International, Inc., Class A	2,657	103,889
McDonald’s Corp.	11,010	1,010,167
Starbucks Corp.	8,320	422,240
Starwood Hotels & Resorts Worldwide, Inc.	2,140	124,034
Wyndham Worldwide Corp.	1,580	82,918
Wynn Resorts Ltd.	900	103,896
Yum! Brands, Inc.	5,000	331,700

		2,675,695

Diversified Financials 5.7%
American Express Co.	10,780	612,951
Ameriprise Financial, Inc.	2,278	129,140
Bank of America Corp.	117,867	1,040,766
BlackRock, Inc.	1,400	249,620
Capital One Financial Corp.	6,280	358,023
Citigroup, Inc.	32,089	1,049,952
CME Group, Inc.	3,300	189,090
Discover Financial Services	5,590	222,091
E*TRADE Financial Corp. *	2,716	23,928
Federated Investors, Inc., Class B (c)	1,100	22,759
Franklin Resources, Inc.	1,500	187,605
IntercontinentalExchange, Inc. *	800	106,728
Invesco Ltd.	5,100	127,449
JPMorgan Chase & Co.	41,521	1,680,770
Legg Mason, Inc.	1,400	34,552
Leucadia National Corp.	2,300	52,325
Moody’s Corp.	2,080	91,873
Morgan Stanley	15,080	252,439
Northern Trust Corp.	2,570	119,286
NYSE Euronext	2,800	69,020
SLM Corp.	5,100	80,172
State Street Corp.	5,400	226,584
T. Rowe Price Group, Inc.	2,700	170,910
The Bank of New York Mellon Corp.	12,777	289,016
The Charles Schwab Corp. (a)	12,006	153,557
The Goldman Sachs Group, Inc.	4,917	558,964
The NASDAQ OMX Group, Inc.	1,400	32,613

		8,132,183

Energy 11.2%
Alpha Natural Resources, Inc. *	2,532	16,635
Anadarko Petroleum Corp.	5,494	384,141
Apache Corp.	4,208	363,866
Baker Hughes, Inc.	4,821	218,054
Cabot Oil & Gas Corp.	2,300	103,270
Cameron International Corp. *	2,600	145,782
Chesapeake Energy Corp.	5,600	105,672
Chevron Corp.	21,516	2,507,905
ConocoPhillips	13,252	757,749
CONSOL Energy, Inc.	2,500	75,125
Denbury Resources, Inc. *	4,300	69,488
Devon Energy Corp.	4,063	245,812
Diamond Offshore Drilling, Inc.	800	52,648
Ensco PLC, Class A	2,500	136,400
EOG Resources, Inc.	2,914	326,514
EQT Corp.	1,600	94,400
Exxon Mobil Corp.	50,476	4,616,030
FMC Technologies, Inc. *	2,600	120,380
Halliburton Co.	10,120	340,943
Helmerich & Payne, Inc.	1,100	52,371
Hess Corp.	3,210	172,441
Kinder Morgan, Inc.	6,208	220,508
Marathon Oil Corp.	7,664	226,624
Marathon Petroleum Corp.	3,832	209,189
Murphy Oil Corp.	2,132	114,467
Nabors Industries Ltd. *	3,200	44,896
National Oilwell Varco, Inc.	4,586	367,384
Newfield Exploration Co. *	1,400	43,848
Noble Corp. *	2,700	96,606
Noble Energy, Inc.	1,900	176,149
Occidental Petroleum Corp.	8,900	765,934
Peabody Energy Corp.	2,800	62,412
Phillips 66	6,976	323,477
Pioneer Natural Resources Co.	1,300	135,720
QEP Resources, Inc.	1,900	60,154
Range Resources Corp.	1,700	118,779
Rowan Cos. plc, Class A *	1,300	43,901
Schlumberger Ltd.	14,481	1,047,411
Southwestern Energy Co. *	3,700	128,686
Spectra Energy Corp.	7,081	207,898
Sunoco, Inc. (c)	1,240	58,069
Tesoro Corp.	1,500	62,850
The Williams Cos., Inc.	6,800	237,796
Valero Energy Corp.	6,160	195,149
WPX Energy, Inc. *	2,100	34,839

		15,888,372

Food & Staples Retailing 2.4%
Costco Wholesale Corp.	4,700	470,587
CVS Caremark Corp.	13,835	669,891
Safeway, Inc. (c)	2,540	40,869
Sysco Corp.	6,300	197,001
The Kroger Co.	5,940	139,827
Wal-Mart Stores, Inc.	18,310	1,351,278
Walgreen Co.	9,545	347,820

 Schwab S&P 500 Index Portfolio

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Whole Foods Market, Inc.	1,900	185,060

		3,402,333

Food, Beverage & Tobacco 6.0%
Altria Group, Inc.	22,264	743,395
Archer-Daniels-Midland Co.	7,200	195,696
Beam, Inc.	1,707	98,221
Brown-Forman Corp., Class B	1,620	105,705
Campbell Soup Co.	2,000	69,640
Coca-Cola Enterprises, Inc.	3,000	93,810
ConAgra Foods, Inc.	4,370	120,568
Constellation Brands, Inc., Class A *	1,700	54,995
Dean Foods Co. *	2,000	32,700
Dr Pepper Snapple Group, Inc.	2,300	102,419
General Mills, Inc.	7,058	281,261
H.J. Heinz Co.	3,470	194,147
Hormel Foods Corp.	1,400	40,936
Kellogg Co.	2,600	134,316
Kraft Foods, Inc., Class A *	19,390	801,777
Lorillard, Inc.	1,436	167,222
McCormick & Co., Inc. - Non Voting Shares	1,500	93,060
Mead Johnson Nutrition Co.	2,200	161,216
Molson Coors Brewing Co., Class B	1,678	75,594
Monster Beverage Corp. *	1,700	92,072
PepsiCo, Inc.	17,048	1,206,487
Philip Morris International, Inc.	18,344	1,649,859
Reynolds American, Inc.	3,512	152,210
The Coca-Cola Co.	42,304	1,604,591
The Hershey Co.	1,644	116,543
The JM Smucker Co.	1,246	107,567
Tyson Foods, Inc., Class A	3,186	51,040

		8,547,047

Health Care Equipment & Services 3.8%
Aetna, Inc.	3,680	145,728
AmerisourceBergen Corp.	2,760	106,840
Baxter International, Inc.	6,050	364,573
Becton Dickinson & Co.	2,200	172,832
Boston Scientific Corp. *	16,590	95,227
C.R. Bard, Inc.	920	96,278
Cardinal Health, Inc.	3,734	145,514
CareFusion Corp. *	2,417	68,619
Cerner Corp. *	1,600	123,856
CIGNA Corp.	3,080	145,284
Coventry Health Care, Inc.	1,550	64,619
Covidien plc	5,200	308,984
DaVita, Inc. *	1,000	103,610
DENTSPLY International, Inc.	1,600	61,024
Edwards Lifesciences Corp. *	1,200	128,844
Express Scripts Holding Co. *	8,837	553,815
Humana, Inc.	1,800	126,270
Intuitive Surgical, Inc. *	436	216,095
Laboratory Corp. of America Holdings *	1,104	102,087
McKesson Corp.	2,516	216,451
Medtronic, Inc.	11,249	485,057
Patterson Cos., Inc.	980	33,555
Quest Diagnostics, Inc.	1,760	111,637
St. Jude Medical, Inc.	3,504	147,623
Stryker Corp.	3,160	175,885
Tenet Healthcare Corp. *	4,500	28,215
UnitedHealth Group, Inc.	11,210	621,146
Varian Medical Systems, Inc. *	1,200	72,384
WellPoint, Inc.	3,536	205,123
Zimmer Holdings, Inc.	1,884	127,396

		5,354,571

Household & Personal Products 2.3%
Avon Products, Inc.	4,616	73,625
Colgate-Palmolive Co.	4,820	516,801
Kimberly-Clark Corp.	4,326	371,084
The Clorox Co.	1,400	100,870
The Estee Lauder Cos., Inc., Class A	2,600	160,082
The Procter & Gamble Co.	30,173	2,092,799

		3,315,261

Insurance 3.8%
ACE Ltd.	3,700	279,720
Aflac, Inc.	5,050	241,794
American International Group, Inc. *	12,771	418,761
Aon plc	3,510	183,538
Assurant, Inc.	1,100	41,030
Berkshire Hathaway, Inc., Class B *	20,138	1,776,172
Cincinnati Financial Corp.	1,735	65,739
Genworth Financial, Inc., Class A *	5,000	26,150
Lincoln National Corp.	3,062	74,070
Loews Corp.	3,388	139,789
Marsh & McLennan Cos., Inc.	5,900	200,187
MetLife, Inc.	11,607	399,977
Principal Financial Group, Inc.	3,163	85,211
Prudential Financial, Inc.	5,070	276,366
The Allstate Corp.	5,340	211,517
The Chubb Corp.	2,880	219,687
The Hartford Financial Services Group, Inc.	4,630	90,007
The Progressive Corp.	6,080	126,099
The Travelers Cos., Inc.	4,239	289,354
Torchmark Corp.	1,200	61,620
Unum Group	3,276	62,965
XL Group plc	3,300	79,299

		5,349,052

Materials 3.5%
Air Products & Chemicals, Inc.	2,320	191,864
Airgas, Inc.	700	57,610
Alcoa, Inc.	11,472	101,527
Allegheny Technologies, Inc.	1,070	34,133
Ball Corp.	1,800	76,158
Bemis Co., Inc.	1,000	31,470
CF Industries Holdings, Inc.	700	155,568
Cliffs Natural Resources, Inc.	1,500	58,695
E.I. du Pont de Nemours & Co.	10,114	508,431
Eastman Chemical Co.	1,600	91,216
Ecolab, Inc.	2,804	181,727

 Schwab S&P 500 Index Portfolio

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
FMC Corp.	1,500	83,070
Freeport-McMoran Copper & Gold, Inc.	10,404	411,790
International Flavors & Fragrances, Inc.	900	53,622
International Paper Co.	4,698	170,631
LyondellBasell Industries N.V., Class A	3,700	191,142
MeadWestvaco Corp.	1,949	59,639
Monsanto Co.	5,850	532,467
Newmont Mining Corp.	5,446	305,031
Nucor Corp.	3,400	130,084
Owens-Illinois, Inc. *	1,700	31,892
PPG Industries, Inc.	1,700	195,228
Praxair, Inc.	3,245	337,091
Sealed Air Corp.	1,928	29,807
Sigma-Aldrich Corp.	1,282	92,266
The Dow Chemical Co.	13,105	379,521
The Mosaic Co.	3,000	172,830
The Sherwin-Williams Co.	933	138,933
Titanium Metals Corp.	1,000	12,830
United States Steel Corp. (c)	1,500	28,605
Vulcan Materials Co.	1,400	66,220

		4,911,098

Media 3.5%
Cablevision Systems Corp., Class A	2,500	39,625
CBS Corp., Class B - Non Voting Shares	6,480	235,418
Comcast Corp., Class A	29,213	1,044,949
DIRECTV *	6,780	355,679
Discovery Communications, Inc., Class A *	2,800	166,964
Gannett Co., Inc.	2,560	45,440
News Corp., Class A	22,474	551,287
Omnicom Group, Inc.	3,040	156,742
Scripps Networks Interactive, Class A	1,000	61,230
The Interpublic Group of Cos., Inc.	4,997	55,567
The McGraw-Hill Cos., Inc.	3,030	165,408
The Walt Disney Co.	19,620	1,025,734
The Washington Post Co., Class B	52	18,878
Time Warner Cable, Inc.	3,409	324,060
Time Warner, Inc.	10,474	474,786
Viacom Inc., Class B	5,080	272,237

		4,994,004

Pharmaceuticals, Biotechnology & Life Sciences 8.1%
Abbott Laboratories	17,155	1,176,147
Agilent Technologies, Inc.	3,767	144,841
Alexion Pharmaceuticals, Inc. *	2,100	240,240
Allergan, Inc.	3,310	303,130
Amgen, Inc.	8,464	713,684
Biogen Idec, Inc. *	2,550	380,536
Bristol-Myers Squibb Co.	18,300	617,625
Celgene Corp. *	4,650	355,260
Eli Lilly & Co.	11,120	527,199
Forest Laboratories, Inc. *	2,470	87,957
Gilead Sciences, Inc. *	8,278	549,080
Hospira, Inc. *	1,800	59,076
Johnson & Johnson	30,138	2,076,810
Life Technologies Corp. *	1,839	89,890
Merck & Co., Inc.	33,329	1,503,138
Mylan, Inc. *	4,691	114,460
PerkinElmer, Inc.	1,200	35,364
Perrigo Co.	1,000	116,170
Pfizer, Inc.	81,696	2,030,146
Thermo Fisher Scientific, Inc.	4,090	240,615
Waters Corp. *	1,000	83,330
Watson Pharmaceuticals, Inc. *	1,400	119,224

		11,563,922

Real Estate 2.1%
American Tower Corp.	4,270	304,835
Apartment Investment & Management Co., Class A	1,577	40,986
AvalonBay Communities, Inc.	1,034	140,614
Boston Properties, Inc.	1,616	178,746
CBRE Group, Inc., Class A *	3,600	66,276
Equity Residential	3,200	184,096
HCP, Inc.	4,700	209,056
Health Care REIT, Inc.	2,800	161,700
Host Hotels & Resorts, Inc.	7,760	124,548
Kimco Realty Corp.	4,410	89,391
Plum Creek Timber Co., Inc.	1,760	77,158
ProLogis, Inc.	4,932	172,768
Public Storage	1,600	222,672
Simon Property Group, Inc.	3,337	506,590
Ventas, Inc.	3,200	199,200
Vornado Realty Trust REIT	1,763	142,891
Weyerhaeuser Co.	5,841	152,684

		2,974,211

Retailing 4.0%
Abercrombie & Fitch Co., Class A	900	30,528
Amazon.com, Inc. *	4,000	1,017,280
AutoNation, Inc. (c)*	500	21,835
AutoZone, Inc. *	400	147,868
Bed Bath & Beyond, Inc. *	2,516	158,508
Best Buy Co., Inc.	3,125	53,719
Big Lots, Inc. *	700	20,706
CarMax, Inc. *	2,500	70,750
Dollar Tree, Inc. *	2,600	125,515
Expedia, Inc.	1,000	57,840
Family Dollar Stores, Inc.	1,000	66,300
GameStop Corp., Class A (c)	1,500	31,500
Genuine Parts Co.	1,700	103,751
J.C. Penney Co., Inc.	1,500	36,435
Kohl’s Corp.	2,310	118,318
Limited Brands, Inc.	2,608	128,470
Lowe’s Cos., Inc.	12,740	385,258
Macy’s, Inc.	4,522	170,118
Netflix, Inc. *	600	32,664
Nordstrom, Inc.	1,750	96,565
O’Reilly Automotive, Inc. *	1,400	117,068
Priceline.com, Inc. *	545	337,208
Ross Stores, Inc.	2,400	155,040
Staples, Inc.	7,850	90,432
Target Corp.	7,220	458,253

 Schwab S&P 500 Index Portfolio

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
The Gap, Inc.	3,176	113,637
The Home Depot, Inc.	16,565	1,000,029
The TJX Cos., Inc.	8,020	359,216
Tiffany & Co.	1,326	82,053
TripAdvisor, Inc. *	1,100	36,223
Urban Outfitters, Inc. *	1,200	45,072

		5,668,159

Semiconductors & Semiconductor Equipment 2.0%
Advanced Micro Devices, Inc. *	5,530	18,636
Altera Corp.	3,480	118,268
Analog Devices, Inc.	3,230	126,584
Applied Materials, Inc.	14,270	159,325
Broadcom Corp., Class A *	5,655	195,550
First Solar, Inc. (c)*	600	13,287
Intel Corp.	54,721	1,241,072
KLA-Tencor Corp.	1,800	85,869
Lam Research Corp. *	2,112	67,130
Linear Technology Corp.	2,530	80,580
LSI Corp. *	6,510	44,984
Microchip Technology, Inc.	2,100	68,754
Micron Technology, Inc. *	10,700	64,039
NVIDIA Corp. *	6,700	89,378
Teradyne, Inc. *	2,100	29,862
Texas Instruments, Inc.	12,460	343,273
Xilinx, Inc.	2,800	93,548

		2,840,139

Software & Services 9.6%
Accenture PLC, Class A	7,000	490,210
Adobe Systems, Inc. *	5,300	172,038
Akamai Technologies, Inc. *	2,000	76,520
Autodesk, Inc. *	2,420	80,755
Automatic Data Processing, Inc.	5,213	305,795
BMC Software, Inc. *	1,560	64,724
CA, Inc.	3,644	93,888
Citrix Systems, Inc. *	2,060	157,734
Cognizant Technology Solutions Corp., Class A *	3,200	223,744
Computer Sciences Corp.	1,700	54,757
eBay, Inc. *	12,688	614,226
Electronic Arts, Inc. *	3,558	45,151
Fidelity National Information Services, Inc.	2,700	84,294
Fiserv, Inc. *	1,560	115,487
Google, Inc., Class A *	2,897	2,185,786
International Business Machines Corp.	11,745	2,436,500
Intuit, Inc.	2,996	176,404
MasterCard, Inc., Class A	1,174	530,038
Microsoft Corp.	82,588	2,459,471
Oracle Corp.	41,880	1,318,801
Paychex, Inc.	3,450	114,851
Red Hat, Inc. *	2,100	119,574
SAIC, Inc.	3,100	37,324
Salesforce.com, Inc. *	1,398	213,461
Symantec Corp. *	7,641	137,538
Teradata Corp. *	1,800	135,738
The Western Union Co.	6,559	119,505
Total System Services, Inc.	1,800	42,660
Verisign *	1,725	83,990
Visa, Inc., Class A	5,800	778,824
Yahoo!, Inc. *	11,310	180,677

		13,650,465

Technology Hardware & Equipment 8.4%
Amphenol Corp., Class A	1,700	100,096
Apple, Inc.	10,250	6,839,415
Cisco Systems, Inc.	57,998	1,107,182
Corning, Inc.	16,650	218,947
Dell, Inc.	16,572	163,400
EMC Corp. *	22,962	626,174
F5 Networks, Inc. *	800	83,760
FLIR Systems, Inc.	1,500	29,962
Harris Corp.	1,400	71,708
Hewlett-Packard Co.	21,293	363,259
Jabil Circuit, Inc.	2,127	39,817
JDS Uniphase Corp. *	2,519	31,198
Juniper Networks, Inc. *	5,700	97,527
Molex, Inc.	1,600	42,048
Motorola Solutions, Inc.	3,176	160,547
NetApp, Inc. *	3,900	128,232
QUALCOMM, Inc.	18,620	1,163,564
SanDisk Corp. *	2,600	112,918
Seagate Technology plc	4,000	124,000
TE Connectivity Ltd.	4,700	159,847
Western Digital Corp.	2,500	96,825
Xerox Corp.	15,067	110,592

		11,871,018

Telecommunication Services 3.3%
AT&T, Inc.	63,258	2,384,826
CenturyLink, Inc.	6,785	274,114
Crown Castle International Corp. *	3,200	205,120
Frontier Communications Corp. (c)	11,096	54,370
MetroPCS Communications, Inc. *	3,400	39,814
Sprint Nextel Corp. *	32,759	180,830
Verizon Communications, Inc.	31,154	1,419,688
Windstream Corp.	6,235	63,036

		4,621,798

Transportation 1.5%
C.H. Robinson Worldwide, Inc.	1,700	99,535
CSX Corp.	11,460	237,795
Expeditors International of Washington, Inc.	2,300	83,628
FedEx Corp.	3,120	264,014
Norfolk Southern Corp.	3,500	222,705
Ryder System, Inc.	600	23,436
Southwest Airlines Co.	8,686	76,176
Union Pacific Corp.	5,180	614,866
United Parcel Service, Inc., Class B	7,805	558,604

		2,180,759

Utilities 3.5%
AGL Resources, Inc.	1,243	50,851
Ameren Corp.	2,600	84,942
American Electric Power Co., Inc.	5,370	235,958

 Schwab S&P 500 Index Portfolio

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
CenterPoint Energy, Inc.	4,550	96,915
CMS Energy Corp.	2,860	67,353
Consolidated Edison, Inc.	3,150	188,654
Dominion Resources, Inc.	6,250	330,875
DTE Energy Co.	1,800	107,892
Duke Energy Corp.	7,663	496,562
Edison International	3,500	159,915
Entergy Corp.	1,927	133,541
Exelon Corp.	9,293	330,645
FirstEnergy Corp.	4,569	201,493
Integrys Energy Group, Inc.	897	46,823
NextEra Energy, Inc.	4,650	327,034
NiSource, Inc.	3,046	77,612
Northeast Utilities	3,400	129,982
NRG Energy, Inc.	2,600	55,614
ONEOK, Inc.	2,200	106,282
Pepco Holdings, Inc.	2,450	46,305
PG&E Corp.	4,600	196,282
Pinnacle West Capital Corp.	1,150	60,720
PPL Corp.	6,310	183,306
Public Service Enterprise Group, Inc.	5,450	175,381
SCANA Corp.	1,400	67,578
Sempra Energy	2,531	163,224
TECO Energy, Inc.	2,140	37,964
The AES Corp. *	7,250	79,533
The Southern Co.	9,560	440,620
Wisconsin Energy Corp.	2,500	94,175
Xcel Energy, Inc.	5,259	145,727

		4,919,758

Total Common Stock
(Cost $86,276,641)		140,857,586

Issuer	Face Amount	Value
Rate, Maturity Date	($)	($)

Short-Term Investments 0.7% of net assets

Time Deposit 0.6%
Bank of Tokyo Mitsubishi UFJ
0.03%, 10/01/12	863,458	863,458

U.S. Treasury Bill 0.1%
U.S. Treasury Bill
0.11%, 12/20/12 (b)(d)	77,000	76,986

Total Short-Term Investments
(Cost $940,440)		940,444

End of Investments.

	Number	Value
Security	of Shares	($)

Collateral Invested for Securities on Loan 0.2% of net assets

Wells Fargo Advantage Government Money Market Fund	334,447	334,447

Total Collateral Invested for Securities on Loan
(Cost $334,447)		334,447

End of Collateral Invested for Securities on Loan.

At 09/30/12, the tax basis cost of the fund’s investments was $89,149,537 and the unrealized appreciation and depreciation were $62,883,644 and ($10,235,151), respectively, with a net unrealized appreciation of $52,648,493.

*	Non-income producing security.
(a)	Issuer is affiliated with the fund’s adviser.
(b)	All or a portion of this security is held as collateral for open futures contracts.
(c)	All or a portion of this security is on loan.
(d)	The rate shown is the purchase yield.

REIT —	Real Estate Investment Trust

In addition to the above, the fund held the following at 09/30/12.

		Contract	Unrealized
	Number of	Value	Losses
	Contracts	($)	($)

Futures Contract
S&P 500 Index, e-mini, Long, expires 12/21/12	12	860,520	(12,021)

Under procedures approved by the fund’s Board of Trustees (the Board), the investment adviser and administrator have formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

The fund values the securities in its portfolio every business day. The fund uses the following policies to value various types of securities:

•	Securities traded on an exchange or over-the-counter: valued at the closing value for the day, or, on days when no closing value has been reported at halfway between the most recent bid and ask quotes. Securities that are primarily traded

 Schwab S&P 500 Index Portfolio

Portfolio Holdings (Unaudited) continued

on foreign exchanges are valued at the official closing price or the last sales price on the exchange where the securities are principally traded with these values then translated into U.S. dollars at the current exchange rate, unless these securities are fair valued as discussed below.

•	Securities for which no quoted value is available: The Board has adopted procedures to fair value the fund’s securities when market prices are not “readily available” or are unreliable. For example, the fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. The fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activity, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the procedures.

•	Futures Contracts: valued at their settlement prices as of the close of their exchanges.

•	Short-term securities (60 days or less to maturity): valued at amortized cost, which approximates market value.

In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities and futures contracts. The fund does not adjust the quoted prices for such investments, even in situations where the fund holds a large position and a sale could reasonably impact the quoted price.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the fund’s own assumption in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

 Schwab S&P 500 Index Portfolio

Portfolio Holdings (Unaudited) continued

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the fund’s investments as of September 30, 2012:

Assets Valuation Input

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Common Stock[1]	$140,857,586	$—	$—	$140,857,586
Short-Term Investments[1]	—	940,444	—	940,444

Total	$140,857,586	$940,444	$—	$141,798,030

Other Financial Instruments
Collateral Invested for Securities on Loan	$334,447	$—	$—	$334,447

Liabilities Valuation Input

Other Financial Instruments
Futures Contracts	($12,021)	$—	$—	($12,021)

[1]	As categorized in Portfolio Holdings.
[2]	Futures contracts are not included in Investments and are valued at unrealized appreciation or depreciation.

The following is a reconciliation of Level 3 Investments for which significant unobservable inputs were used to determine fair value:

	Balance		Change in					Balance
	as of	Realized	Unrealized			Gross	Gross	as of
	December 31,	Gains	Gains	Gross	Gross	Transfers	Transfers	September 30,
Investments in Securities	2011	(Losses)	(Losses)	Purchases	Sales	in	out	2012

Common Stock	$69	($2,536)	$2,733	$—	($266)	$—	$—	$—
Preferred Stock	69	(50)	3	—	(22)	—	—	—

Total	$138	($2,586)	$2,736	$—	($288)	$—	$—	$—

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended September 30, 2012.

On September 30, 2012, the fund had open equity index futures contracts (“futures”). The fund invests in futures to gain market exposure while still keeping a small portion of assets in cash for business operations. The primary risk associated with investing in futures is market risk.

REG47715SEP12

Schwab Annuity Portfolios
Schwab Money Market Portfolio™

Portfolio Holdings as of September 30, 2012 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

For fixed rate obligations, the rate shown is the coupon rate (the rate established when the obligation was issued) and if the coupon rate is not available, the effective yield at the time of purchase is shown. For variable-rate obligations, the rate shown is the interest rate as of the report date. If the security’s structure includes one of a number of maturity-shortening provisions set forth in Rule 2a-7, such as an interest rate reset, demand feature or put feature, the effective maturity date is disclosed. In addition, the second maturity date shown is either the date on which the principal amount must be paid or the date payment must be made pursuant to a demand feature. If the effective maturity and maturity date are the same, the date will appear in the maturity date column.

		Cost	Value
Holdings by Category		($)	($)

64.5%	Fixed-Rate Obligations	82,487,296	82,487,296
7.7%	Variable-Rate Obligations	9,853,499	9,853,499
24.1%	Repurchase Agreements	30,742,023	30,742,023

96.3%	Total Investments	123,082,818	123,082,818
3.7%	Other Assets and Liabilities, Net		4,716,238

100.0%	Net Assets		127,799,056

					Face
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)

Fixed-Rate Obligations 64.5% of net assets

Government Agency Debt 64.5%
Fannie Mae
		0.12%		10/31/12	2,500,000	2,499,750
		0.10%		11/28/12	1,300,000	1,299,791
		0.13%		11/28/12	2,000,000	1,999,581
		0.13%		12/19/12	9,600,000	9,597,261
		0.38%		12/28/12	2,000,000	2,000,899
		0.13%		01/09/13	2,000,000	1,999,278
Farm Credit System
		4.50%		10/17/12	2,000,000	2,003,757
		0.16%		11/20/12	2,500,000	2,499,444
Federal Home Loan Bank
		0.13%		10/02/12	1,100,000	1,099,996
		0.13%		11/14/12	2,000,000	1,999,682
		0.13%		11/28/12	1,000,000	999,791
		0.13%		12/14/12	4,000,000	3,998,931
		0.13%		12/26/12	4,000,000	3,998,758
		0.13%		02/20/13	3,000,000	2,998,462
Freddie Mac
		0.13%		10/09/12	6,000,000	5,999,827
		0.12%		10/22/12	4,000,000	3,999,720
		0.16%		10/29/12	1,200,000	1,199,855
		0.13%		10/30/12	8,000,000	7,999,162
		0.15%		11/06/12	2,300,000	2,299,655
		0.12%		11/13/12	3,000,000	2,999,570
		0.13%		11/13/12	1,000,000	999,845
		0.15%		11/13/12	4,000,000	3,999,307
		0.13%		01/22/13	4,500,000	4,498,234
		0.15%		01/22/13	5,500,000	5,497,410
Straight A Funding, LLC
	a,b,c,d	0.18%		11/02/12	2,000,000	1,999,680

 1

 Schwab Money Market Portfolio

Portfolio Holdings (Unaudited) continued

					Face
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)
	a,b,c,d	0.18%		11/05/12	2,000,000	1,999,650

Total Fixed-Rate Obligations
(Cost $82,487,296)						82,487,296

Variable-Rate Obligations 7.7% of net assets

Government Agency Debt 7.7%
Farm Credit System
		0.28%	10/01/12	11/26/12	3,300,000	3,300,660
		0.29%	10/01/12	02/15/13	3,550,000	3,551,074
		0.27%	10/01/12	07/10/13	3,000,000	3,001,765

Total Variable-Rate Obligations
(Cost $9,853,499)						9,853,499

					Maturity
			Effective	Maturity	Amount	Value
Issuer	Footnotes	Rate	Maturity	Date	($)	($)

Repurchase Agreements 24.1% of net assets

Treasury Repurchase Agreement 24.1%
Barclays Capital, Inc
Tri-Party Repurchase Agreement Collateralized by U.S. Treasury Securities with a value of $15,300,056, issued 09/28/12, repurchase date 10/01/12., issued 09/28/12, repurchase date 10/01/12.		0.20%		10/01/12	15,000,250	15,000,000

Credit Suisse Securities (USA), LLC
Tri-Party Repurchase Agreement Collateralized by U.S. Treasury Securities with a value of $16,060,297, issued 09/28/12, repurchase date 10/01/12.		0.20%		10/01/12	15,742,285	15,742,023

Total Repurchase Agreements
(Cost $30,742,023)						30,742,023

End of Investments.

At 09/30/12, the tax basis cost of the fund’s investments was $123,082,818.

a	Credit-enhanced security.
b	Asset-backed security.
c	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $3,999,330 or 3.1% of net assets.
d	The U.S. Securities and Exchange Commission has stated that it is permissible for money market funds to treat Straight A Funding LLC securities as government securities for the purpose of compliance with the diversification requirements of Rule 2a-7(c)(4)(i).

Under procedures approved by the fund’s Board of Trustees (the Board), the investment adviser and administrator have formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities in the fund are valued at amortized cost (which approximates market value) as permitted in accordance with Rule 2a-7 of the 1940 Act. In the event that security valuations do not approximate market value, securities may be fair valued as determined in accordance with procedures adopted by the Board. The Pricing Committee considers a number of factors,

2

 Schwab Money Market Portfolio

Portfolio Holdings (Unaudited) continued

including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the procedures.

In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. The fund does not adjust the quoted prices for such investments, even in situations where the fund holds a large position and a sale could reasonably impact the quoted price.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information. Securities held by money funds operating under Rule 2a-7 of the 1940 Act are valued at amortized cost which approximates current market value and are considered to be valued using Level 2 inputs.

•	Level 3 — significant unobservable inputs (including the fund’s own assumption in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. At September 30, 2012, all of the fund’s investment securities were classified as Level 2. The breakdown of the fund’s investments into major categories is disclosed on the portfolio holdings.

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended September 30, 2012.

REG47713SEP12

 3

Schwab Annuity Portfolios
Schwab MarketTrack Growth Portfolio II™

Portfolio Holdings as of September 30, 2012 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

		Cost	Value
Holdings by Category		($)	($)

96.1%	Other Investment Companies	20,810,928	26,422,242
3.9%	Short-Term Investments	1,053,755	1,053,755

100.0%	Total Investments	21,864,683	27,475,997
0.0%	Other Assets and Liabilities, Net		12,490

100.0%	Net Assets		27,488,487

	Number	Value
Security	of Shares	($)

Other Investment Companies 96.1% of net assets

Equity Funds 80.5%

International 20.0%
Schwab International Index Fund (a)	339,719	5,486,458

Large-Cap 40.5%
Schwab 1000 Index Fund (a)	67,787	2,775,889
Schwab S&P 500 Index Fund (a)	366,677	8,349,226

		11,125,115

Small-Cap 20.0%
Schwab Small-Cap Index Fund (a)	253,321	5,504,668

		22,116,241

Fixed-Income Fund 14.6%

Intermediate-Term Bond 14.6%
Schwab Total Bond Market Fund (a)	411,942	4,020,556

Money Market Fund 1.0%
Schwab Value Advantage Money Fund, Institutional Prime Shares (a)	285,445	285,445

Total Other Investment Companies
(Cost $20,810,928)		26,422,242

Issuer	Face Amount	Value
Rate, Maturity Date	($)	($)

Short-Term Investments 3.9% of net assets

Time Deposits 3.9%
BNP Paribas
0.03%, 10/01/12	830,354	830,354
Societe Generale
0.03%,10/01/12	223,401	223,401

Total Short-Term Investments
(Cost $1,053,755)		1,053,755

End of Investments.

At 09/30/2012, the tax basis cost of the fund’s investments was $22,610,732 and the unrealized appreciation and depreciation were $4,865,265 and ($0), respectively, with a net unrealized appreciation of $4,865,265.

(a)	Issuer is affiliated with the fund’s adviser.

Under procedures approved by the fund’s Board of Trustees (the Board), the investment adviser and administrator have formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

The fund values the securities in its portfolio every business day. The fund uses the following policies to value various types of securities:

•	Underlying funds: valued at their respective net asset values.

•	Securities for which no quoted value is available: The Board has adopted procedures to fair value the fund’s securities when market prices are not “readily available” or are unreliable. For example, the fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. The fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ

 1

 Schwab MarketTrack Growth Portfolio II

Portfolio Holdings (Unaudited) continued

techniques such as the review of related or comparable assets or liabilities, related market activity, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the procedures.

•	Short-term securities (60 days or less to maturity): valued at amortized cost, which approximates market value.

In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. The fund does not adjust the quoted prices for such investments, even in situations where the fund holds a large position and a sale could reasonably impact the quoted price. Investments in underlying funds are valued at their NAV daily and are classified as Level 1 prices.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information. Securities held by money funds operating under Rule 2a-7 of the 1940 Act are valued at amortized cost which approximates current market value and are considered to be valued using Level 2 inputs.

•	Level 3 — significant unobservable inputs (including the fund’s own assumption in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

2

 Schwab MarketTrack Growth Portfolio II

Portfolio Holdings (Unaudited) continued

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total[2]

Other Investment Companies[1]	$26,422,242	$—	$—	$26,422,242
Short-Term Investments[1]	—	1,053,755	—	1,053,755

Total	$26,422,242	$1,053,755	$—	$27,475,997

[1]	As categorized in Portfolio Holdings.
[2]	The fund had no Other Financial Instruments.

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended September 30, 2012.

REG47714SEP12

 3

Schwab Annuity Portfolios
Schwab VIT Balanced Portfolio

Portfolio Holdings as of September 30, 2012 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

			Cost	Value
Holdings by Category			($)	($)

96.6%		Other Investment Companies	538,356	547,861
38.1%		Short-Term Investments	216,419	216,419

134.7%		Total Investments	754,775	764,280
(34	.7)%	Other Assets and Liabilities, Net		(196,800)

100.0%		Net Assets		567,480

	Number	Value
Security	of Shares	($)

Other Investment Companies 96.6% of net assets

U.S. Stocks 20.4%

Large-Cap 15.3%
Schwab U.S. Large-Cap ETF (a)	2,534	86,612

Micro-Cap 1.0%
iShares Russell Microcap Index Fund	109	5,760

Small-Cap 4.1%
Schwab U.S. Small-Cap ETF (a)	617	23,094

		115,466

International Stocks 18.1%

Developed-Market Large-Cap 11.0%
Schwab International Equity ETF (a)	2,421	62,510

Developed-Market Small-Cap 2.1%
Schwab International Small-Cap Equity ETF (a)	453	11,923

Emerging-Market 5.0%
Schwab Emerging Markets Equity ETF (a)	1,140	28,500

		102,933

Real Assets 8.9%

Commodity 3.1%
Credit Suisse Commodity Return Strategy Fund, Class I *	2,018	17,274

Real Estate 5.8%
Schwab U.S. REIT ETF (a)	1,096	33,110

		50,384

Fixed Income 37.8%

Agency Bond 2.0%
iShares Barclays Agency Bond Fund	100	11,402

Corporate Bond 6.0%
iShares Barclays Credit Bond Fund	301	34,290

High Yield Bond 1.0%
SPDR Barclays Capital High Yield Bond ETF	139	5,591

Inflation-Protected Bond 2.0%
Schwab U.S. TIPs ETF (a)	190	11,090

International Developed-Market Bond 2.0%
SPDR Barclays Capital International Treasury Bond ETF	185	11,387

Mortgage-Backed Bond 13.0%
iShares Barclays MBS Bond Fund	678	74,010

Treasury Bond 11.8%
Schwab Intermediate-Term U.S. Treasury ETF (a)	1,229	66,808

		214,578

Money Market Fund 11.4%
Schwab Value Advantage Money Fund, Institutional Prime Shares (a)	64,500	64,500

Total Other Investment Companies
(Cost $538,356)		547,861

Issuer	Face Amount	Value
Rate, Maturity Date	($)	($)

Short-Term Investments 38.1% of net assets

Time Deposits 38.1%
Bank of America
0.03%,10/01/12	17,083	17,083
Bank of New York Mellon
0.03%,10/01/12	17,083	17,083
Brown Brothers Harriman
0.03%, 10/01/12	113,921	113,921
Citibank
0.03%,10/01/12	17,083	17,083
HSBC Bank USA
0.03%,10/01/12	17,083	17,083
JPMorgan Chase
0.03%,10/01/12	17,083	17,083
Wells Fargo
0.03%,10/01/12	17,083	17,083

Total Short-Term Investments
(Cost $216,419)		216,419

End of Investments.

 1

 Schwab VIT Balanced Portfolio

Portfolio Holdings (Unaudited) continued

At 09/30/12, the tax basis cost of the fund’s investments was $754,785 and the unrealized appreciation and depreciation were $10,110 and ($615) respectively, with a net unrealized appreciation of $9,495.

*	Non-income producing security.
(a)	Issuer is affiliated with the fund’s adviser.

REIT —	Real Estate Investment Trust
SPDR —	Standard & Poor’s Depositary Receipts

Under procedures approved by the fund’s Board of Trustees (the Board), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

The fund values the securities in its portfolio every business day. The fund uses the following policies to value various types of securities:

•	Underlying funds: valued at their respective net asset values.

•	Securities for which no quoted value is available: The Board has adopted procedures to fair value the fund’s securities when market prices are not “readily available” or are unreliable. For example, the fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. The fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activity, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the procedures.

•	Short-term securities (60 days or less to maturity): valued at amortized cost, which approximates market value.

In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. The fund does not adjust the quoted prices for such investments, even in situations where the fund holds a large position and a sale could reasonably impact the quoted price. Investments in underlying funds are valued at their NAV daily and are classified as Level 1 prices.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

2

 Schwab VIT Balanced Portfolio

Portfolio Holdings (Unaudited) continued

•	Level 3 — significant unobservable inputs (including the fund’s own assumption in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the fund’s investments as of September 30, 2012:

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total[2]

Other Investment Companies[1]	$547,861	$—	$—	$547,861
Short-Term Investments[1]	—	216,419	—	216,419

Total	$547,861	$216,419	$—	$764,280

[1]	As categorized in Portfolio Holdings.
[2]	The fund had no Other Financial Instruments.

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended September 30, 2012.

REG68012SEP12

 3

Schwab Annuity Portfolios
Schwab VIT Balanced with Growth Portfolio

Portfolio Holdings as of September 30, 2012 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

			Cost	Value
Holdings by Category			($)	($)

96.7%		Other Investment Companies	241,918	255,254
7.9%		Short-Term Investments	20,946	20,946

104.6%		Total Investments	262,864	276,200
(4	.6)%	Other Assets and Liabilities, Net		(12,177)

100.0%		Net Assets		264,023

	Number	Value
Security	of Shares	($)

Other Investment Companies 96.7% of net assets

U.S. Stocks 29.7%

Large-Cap 22.5%
Schwab U.S. Large-Cap ETF (a)	1,735	59,302

Micro-Cap 1.0%
iShares Russell Microcap Index Fund	51	2,695

Small-Cap 6.2%
Schwab U.S. Small-Cap ETF (a)	435	16,282

		78,279

International Stocks 26.1%

Developed-Market Large-Cap 17.1%
Schwab International Equity ETF (a)	1,741	44,952

Developed-Market Small-Cap 3.0%
Schwab International Small-Cap Equity ETF (a)	302	7,949

Emerging-Market 6.0%
Schwab Emerging Markets Equity ETF (a)	636	15,900

		68,801

Real Assets 9.6%

Commodity 4.0%
Credit Suisse Commodity Return Strategy Fund, Class I *	1,227	10,503

Real Estate 5.6%
Schwab U.S. REIT ETF (a)	494	14,924

		25,427

Fixed Income 29.8%

Agency Bond 2.1%
iShares Barclays Agency Bond Fund	50	5,701

Corporate Bond 4.1%
iShares Barclays Credit Bond Fund	95	10,822

High Yield Bond 0.9%
SPDR Barclays Capital High Yield Bond ETF	63	2,534

Inflation-Protected Bond 1.9%
Schwab U.S. TIPs ETF (a)	85	4,962

International Developed-Market Bond 1.0%
SPDR Barclays Capital International Treasury Bond ETF	42	2,585

Mortgage-Backed Bond 11.3%
iShares Barclays MBS Bond Fund	273	29,801

Treasury Bond 8.5%
Schwab Intermediate-Term U.S. Treasury ETF (a)	411	22,342

		78,747

Money Market Fund 1.5%
Schwab Value Advantage Money Fund, Institutional Prime Shares (a)	4,000	4,000

Total Other Investment Companies
(Cost $241,918)		255,254

Issuer	Face Amount	Value
Rate, Maturity Date	($)	($)

Short-Term Investments 7.9% of net assets

Time Deposits 7.9%
Brown Brothers Harriman
0.03%, 10/01/12	12,987	12,987
Royal Bank of Canada
0.03%,10/01/12	7,959	7,959

Total Short-Term Investments
(Cost $20,946)		20,946

End of Investments.

At 09/30/12, the tax basis cost of the fund’s investments was $262,864 and the unrealized appreciation and depreciation were $13,585 and ($249) respectively, with a net unrealized appreciation of $13,336.

*	Non-income producing security.
(a)	Issuer is affiliated with the fund’s adviser.

REIT —	Real Estate Investment Trust
SPDR —	Standard & Poor’s Depositary Receipts

 1

 Schwab VIT Balanced with Growth Portfolio

Portfolio Holdings (Unaudited) continued

Under procedures approved by the fund’s Board of Trustees (the Board), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

The fund values the securities in its portfolio every business day. The fund uses the following policies to value various types of securities:

•	Underlying funds: valued at their respective net asset values.

•	Securities for which no quoted value is available: The Board has adopted procedures to fair value the fund’s securities when market prices are not “readily available” or are unreliable. For example, the fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. The fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activity, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the procedures.

•	Short-term securities (60 days or less to maturity): valued at amortized cost, which approximates market value.

In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. The fund does not adjust the quoted prices for such investments, even in situations where the fund holds a large position and a sale could reasonably impact the quoted price. Investments in underlying funds are valued at their NAV daily and are classified as Level 1 prices.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the fund’s own assumption in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the

2

 Schwab VIT Balanced with Growth Portfolio

Portfolio Holdings (Unaudited) continued

amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the fund’s investments as of September 30, 2012:

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total[2]

Other Investment Companies[1]	$255,254	$—	$—	$255,254
Short-Term Investments[1]	—	20,946	—	20,946

Total	$255,254	$20,946	$—	$276,200

[1]	As categorized in Portfolio Holdings.
[2]	The fund had no Other Financial Instruments.

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended September 30, 2012.

REG68013SEP12

 3

Schwab Annuity Portfolios
Schwab VIT Growth Portfolio

Portfolio Holdings as of September 30, 2012 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

			Cost	Value
Holdings by Category			($)	($)

96.7%		Other Investment Companies	241,585	259,014
7.8%		Short-Term Investments	20,963	20,963

104.5%		Total Investments	262,548	279,977
(4	.5)%	Other Assets and Liabilities, Net		(11,949)

100.0%		Net Assets		268,028

	Number	Value
Security	of Shares	($)

Other Investment Companies 96.7% of net assets

U.S. Stocks 38.3%

Large-Cap 29.2%
Schwab U.S. Large-Cap ETF (a)	2,287	78,170

Micro-Cap 2.0%
iShares Russell Microcap Index Fund	103	5,442

Small-Cap 7.1%
Schwab U.S. Small-Cap ETF (a)	508	19,014

		102,626

International Stocks 34.4%

Developed-Market Large-Cap 21.1%
Schwab International Equity ETF (a)	2,195	56,675

Developed-Market Small-Cap 5.1%
Schwab International Small-Cap Equity ETF (a)	518	13,634

Emerging-Market 8.2%
Schwab Emerging Markets Equity ETF (a)	879	21,975

		92,284

Real Assets 9.5%

Commodity 3.9%
Credit Suisse Commodity Return Strategy Fund, Class I *	1,227	10,503

Real Estate 5.6%
Schwab U.S. REIT ETF (a)	494	14,924

		25,427

Fixed Income 12.8%

Corporate Bond 2.1%
iShares Barclays Credit Bond Fund	48	5,468

Inflation-Protected Bond 0.9%
Schwab U.S. TIPs ETF (a)	42	2,452

Mortgage-Backed Bond 5.2%
iShares Barclays MBS Bond Fund	127	13,863

Treasury Bond 4.6%
Schwab Intermediate-Term U.S. Treasury ETF (a)	228	12,394

		34,177

Money Market Fund 1.7%
Schwab Value Advantage Money Fund, Institutional Prime Shares (a)	4,500	4,500

Total Other Investment Companies
(Cost $241,585)		259,014

Issuer	Face Amount	Value
Rate, Maturity Date	($)	($)

Short-Term Investments 7.8% of net assets

Time Deposits 7.8%
Brown Brothers Harriman
0.03%, 10/01/12	12,872	12,872
Wells Fargo
0.03%,10/01/12	8,091	8,091

Total Short-Term Investments
(Cost $20,963)		20,963

End of Investments.

At 09/30/12, the tax basis cost of the fund’s investments was $262,548 and the unrealized appreciation and depreciation were $17,621 and ($192), respectively, with a net unrealized appreciation of $17,429.

*	Non-income producing security.
(a)	Issuer is affiliated with the fund’s adviser.

Under procedures approved by the fund’s Board of Trustees (the Board), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the fund

 1

 Schwab VIT Growth Portfolio

Portfolio Holdings (Unaudited) continued

to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

The fund values the securities in its portfolio every business day. The fund uses the following policies to value various types of securities:

•	Underlying funds: valued at their respective net asset values.

•	Securities for which no quoted value is available: The Board has adopted procedures to fair value the fund’s securities when market prices are not “readily available” or are unreliable. For example, the fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. The fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activity, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the procedures.

•	Short-term securities (60 days or less to maturity): valued at amortized cost, which approximates market value.

In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. The fund does not adjust the quoted prices for such investments, even in situations where the fund holds a large position and a sale could reasonably impact the quoted price. Investments in underlying funds are valued at their NAV daily and are classified as Level 1 prices.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the fund’s own assumption in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

2

 Schwab VIT Growth Portfolio

Portfolio Holdings (Unaudited) continued

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the fund’s investments as of September 30, 2012:

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total[2]

Other Investment Companies[1]	$259,014	$—	$—	$259,014
Short-Term Investments[1]	—	20,963	—	20,963

Total	$259,014	$20,963	$—	$279,977

[1]	As categorized in Portfolio Holdings.
[2]	The fund had no Other Financial Instruments.

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended September 30, 2012.

REG68014SEP12

 3

Item 2. Controls and Procedures.
(a)	Based on their evaluation of Registrant’s disclosure controls and procedures, as of a date within 90 days of the filing date, Registrant’s Chief Executive Officer, Marie Chandoha and Registrant’s Principal Financial Officer, George Pereira, have concluded that Registrant’s disclosure controls and procedures are: (i) reasonably designed to ensure that information required to be disclosed in this report is appropriately communicated to Registrant’s officers to allow timely decisions regarding disclosures required in this report; (ii) reasonably designed to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported in a timely manner; and (iii) are effective in achieving the goals described in (i) and (ii) above.

(b)	During Registrant’s last fiscal quarter, there have been no changes in Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that the above officers believe to have materially affected, or to be reasonably likely to materially affect, Registrant’s internal control over financial reporting.
Item 3. Exhibits.
Separate certifications for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), are attached.
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant ) Schwab Annuity Portfolios

By:	/s/ Marie Chandoha Marie Chandoha
Chief Executive Officer

Date:	November 28, 2012
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Marie Chandoha Marie Chandoha
Chief Executive Officer

Date:	November 28, 2012

By:	/s/ George Pereira George Pereira
Principal Financial Officer

Date:	November 16, 2012